PROVISIONS AND CONTINGENCIES - CONTINGENCY NARRATIVE (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Tax authorities | Atento Brasil S.A. [member]
Disclosure of contingent liabilities [line items]
Payments in escrow related to legal claims	$ 3,468,000	$ 3,320,000
Tax authorities | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Number of claims	29
Claim amount	$ 36,508,000	$ 39,498,000
Labour related disputes | Atento Brasil S.A. [member]
Disclosure of contingent liabilities [line items]
Number of claims	9,408	11,486
Claim amount	$ 38,823,000	$ 45,684,000
Labour related disputes | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	62,514,000	$ 47,095,000
Labour related disputes | Atento Teleservicios Espana S.A.U. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	1,056,000
Labour related disputes | Atento Mexico S.A. de CV [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	22,588,000
Labour related disputes | R Brasil Solucoes S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	46,000
Labour related disputes | Interfile Servicos de BPO Ltda [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 695,000
Various | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Number of claims	5	7
Claim amount	$ 2,365,000	$ 5,558,000
Labor massive [member] | Atento Brasil S.A. [member]
Disclosure of contingent liabilities [line items]
Number of claims	9,197
Labor massive [member] | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 44,135,000
Outliers and others [member] | Atento Brasil S.A. [member]
Disclosure of contingent liabilities [line items]
Number of claims	29
Outliers and others [member] | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 1,549,000
Special Labor cases related [member] | Atento Brasil S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount	$ 16,830,000